Prepaid Gold Interests and Other (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Schedule of prepaid gold interests and other

As at	June 30, 2026	December 31, 2025
Steppe Gold	$96,372	$2,570
Auramet	67,141	65,320
El Mochito	19,108	23,125
Total prepaid gold interests and other	182,621	91,015
Current portion	55,929	33,537
Non-Current portion	$126,692	$57,478